[Letterhead of BISYS FUND SERVICES]




June 28, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      The Empire Builder Tax Free Bond Fund (the "Fund")
         File Nos. 002-86931 and 811-03907
         Filing pursuant to Rule 497(j)

Dear Sir or Madam:

This letter is being transmitted on behalf of the Fund by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act").

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Fund that the forms of Prospectus and Statement of Additional Information ("SAI") of the Fund that would have been filed under Rule 497(c) do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 28 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on June 28, 2007.

Questions related to this filing should be directed to my attention at (617) 824-1347 or, in my absence, to Michael G. Doherty, Ropes & Gray LLP, at (212) 497-3612.

Very truly yours,

/s/ Velvet R. Regan

Velvet R. Regan
Assistant Counsel

cc:      John M. Loder, Esq.
         Michael G. Doherty, Esq.